Non-current assets held for sale (Tables)	6 Months Ended
Jun. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of non-current assets classified as held for sale
The detail, by nature, of Grupo Santander’s non-current assets held for sale at 30 June 2024 and 31 December 2023 is as follows presented by nature:

	EUR million
	30-06-2024	31-12-2023
Tangible assets	2,892	2,991
Of which:
Foreclosed assets	2,668	2,773
Of which: Property assets in Spain	2,037	2,138
Other tangible assets held for sale	224	218
Other assets	23	23
	2,915	3,014